Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Financial assets at amortized cost	₩ 1,385,921	₩ 1,060,058
Financial assets at fair value through profit or loss	939,661	1,064,856
Financial assets at fair value through other comprehensive income	1,680,168	1,508,192
Derivatives used for hedging	159,211	190,830
Less: Non-current	(2,724,761)	(2,501,484)
Current	1,440,200	1,322,452
Other financial liabilities
Financial liabilities at amortized cost	915,185	246,606
Financial liabilities at fair value through profit or loss	136,106	141,280
Derivatives used for hedging	24,547	33,555
Less: Non-current	(753,739)	(412,650)
Current Other financial assets	₩ 322,099	₩ 8,791